Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consisted of the following:

At December 31 (Dollars in Millions)	Estimated Life (a)	Amortization Method (b)	Balance
			2019	2018
Goodwill		(c)	$9,655	$9,369
Merchant processing contracts	6 years/7 years	SL/AC	225	155
Core deposit benefits	22 years/5 years	SL/AC	82	104
Mortgage servicing rights		(c)	2,546	2,791
Trust relationships	10 years/7 years	SL/AC	27	34
Other identified intangibles	6 years/4 years	SL/AC	343	308
Total			$12,878	$12,761

(a)
Estimated life represents the amortization period for assets subject to the straight line method and the weighted
-
average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.

(b)	Amortization methods: SL = straight line method

AC	= accelerated methods generally based on cash flows

(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate Amortization Expense
Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2019	2018	2017
Merchant processing contracts	$45	$24	$24
Core deposit benefits	22	26	30
Trust relationships	10	11	14
Other identified intangibles	91	100	107

Total	$168	$161	$175

Estimated Amortization Expense	The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2020	$155
2021	130
2022	109
2023	76
2024	60

Changes in Carrying Value of Goodwill
The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2019, 2018 and 2017:

(Dollars in Millions)	Corporate and Commercial Banking	Consumer and Business Banking	Wealth Management and Investment Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2016	$1,647	$3,681	$1,566	$2,450	$–	$9,344
Goodwill acquired	–	–	–	62	–	62
Foreign exchange translation and other	–	–	3	25	–	28

Balance at December 31, 2017	$1,647	$3,681	$1,569	$2,537	$–	$9,434
Goodwill acquired	–	–	–	105	–	105
Disposal	–	(155)	–	–	–	(155)
Foreign exchange translation and other	–	(51)	49	(13)	–	(15)

Balance at December 31, 2018	$1,647	$3,475	$1,618	$2,629	$–	$9,369
Goodwill acquired	–	–	–	285	–	285
Foreign exchange translation and other	–	–	(1)	2	–	1

Balance at December 31, 2019	$1,647	$3,475	$1,617	$2,916	$–	$9,655